Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 1,076,731
Provided for the year	130,798	$ 20,046	¥ 136,572	¥ 146,075
Impairment	54,000	8,276	0	0
Ending balance	960,453	147,196	1,076,731
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,326,720		2,224,357
Additions	70,760		114,928
Disposals/Eliminated on disposal	(44,795)		(12,565)
Ending balance	2,352,685		2,326,720	2,224,357
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,249,989		1,125,354
Provided for the year	130,798		136,572
Impairment	54,000
Disposals/Eliminated on disposal	(42,555)		(11,937)
Ending balance	1,392,232		1,249,989	1,125,354
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	515,649
Ending balance	468,051	71,732	515,649
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	953,260		953,260
Additions	782
Disposals/Eliminated on disposal	0
Ending balance	954,042		953,260	953,260
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	437,611		389,234
Provided for the year	48,380		48,377
Disposals/Eliminated on disposal	0
Ending balance	485,991		437,611	389,234
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	559,022
Ending balance	489,880	75,078	559,022
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,355,091		1,252,047
Additions	69,279		114,467
Disposals/Eliminated on disposal	(44,573)		(11,423)
Ending balance	1,379,797		1,355,091	1,252,047
Plant and machinery [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	796,069		718,898
Provided for the year	82,192		88,023
Impairment	54,000
Disposals/Eliminated on disposal	(42,344)		(10,852)
Ending balance	889,917		796,069	718,898
Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	974
Ending balance	1,522	233	974
Furniture, fixtures and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,081		6,738
Additions	699		461
Disposals/Eliminated on disposal	(86)		(118)
Ending balance	7,694		7,081	6,738
Furniture, fixtures and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,107		6,163
Provided for the year	147		56
Disposals/Eliminated on disposal	(82)		(112)
Ending balance	6,172		6,107	6,163
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,086
Ending balance	1,000	$ 153	1,086
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,288		12,312
Disposals/Eliminated on disposal	(136)		(1,024)
Ending balance	11,152		11,288	12,312
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,202		11,059
Provided for the year	79		116
Disposals/Eliminated on disposal	(129)		(973)
Ending balance	¥ 10,152		¥ 10,202	¥ 11,059